[MERRIMAC LOGO]


                               MERRIMAC CASH FUND
                                  Annual Report
                               December 31, 1999

January 26, 2000



Dear Shareholder:


We are pleased to provide you with the 1999 Annual Report of the Merrimac Cash Fund. The fund purchases an interest in the Merrimac Cash Portfolio with its investable assets rather than creating its own portfolio of investment securities. In this way, the fund obtains the economies and efficiencies of investment by a larger pool of assets. The investment objective of Merrimac Cash Fund and Merrimac Cash Portfolio are identical. They seek as high a level of current income as is consistent with the preservation of capital and liquidity.

The Premium Class of the Merrimac Cash Fund had a total return of 5.26% for the year, making it one of the top performing institutional money market funds in 1999. We commend Allmerica Asset Management, Inc., sub-adviser of Merrimac Cash Portfolio, for achieving excellent investment results for the year.

We thank our shareholders for your support and participation. We look forward to continuing to serve you in the future.


Very truly yours,

/s/ Paul J. Jasinski

Paul J. Jasinski
President

                               Merrimac Cash Fund

                       Statement of Assets and Liabilities
                                December 31, 1999
================================================================================

Assets
     Investment in Merrimac Cash Portfolio, at value (Note 1)             $815,612,605
     Deferred organization expense (Note 1)                                     25,874
     Prepaid expenses                                                           12,268
                                                                          -------------
            Total assets                                                   815,650,747
                                                                          -------------

Liabilities
     Distributions payable to shareholders                                   3,833,422
     Accrued expenses                                                           26,878
                                                                          -------------
         Total liabilities                                                   3,860,300
                                                                          -------------
Net Assets                                                                $811,790,447
                                                                          =============

Net Assets Consist of
     Paid in capital                                                      $811,896,618
     Accumulated net realized loss on investments                             (106,171)
                                                                          -------------
         Total net assets                                                 $811,790,447
                                                                          =============

Total Net Assets
     Premium Class                                                        $808,102,719
                                                                          =============
     Institutional Class                                                  $  3,687,728
                                                                          =============

Shares of Beneficial Interest Outstanding
     Premium Class                                                         808,207,876
                                                                          =============
     Institutional Class                                                     3,688,742
                                                                          =============

Net Asset Value, Maximum Offer and Redemption Price per Share             $       1.00
                                                                          =============



    The accompanying notes are an integral part of the financial statements.

                               Merrimac Cash Fund

                             Statement of Operations
                      For the Year Ended December 31, 1999
================================================================================

Net Investment Income Allocated from Portfolio (Note 1)
     Interest                                                             $51,791,632
     Expenses                                                              (1,871,779)
                                                                          ------------
         Net investment income from Portfolio                              49,919,853
                                                                          ------------

Fund Expenses
     Accounting, transfer agency, and administration fees (Note 4)             97,092
     Legal                                                                      9,495
     Insurance                                                                 12,343
     Trustees fees and expenses                                                 6,646
     Audit and tax return preparation fees                                     14,242
     Printing                                                                   6,646
     Amortization of organization expenses (Note 1)                            13,501
     Miscellaneous                                                              6,646
                                                                          ------------
         Total expenses common to all classes                                 166,611

     Shareholder servicing fee-Institutional Class                             18,422
                                                                          ------------

         Total expenses                                                       185,033
                                                                          ------------

Net Investment Income                                                      49,734,820

Net Realized Loss on Investments from Portfolio                              (115,927)
                                                                          ------------

Net Increase in Net Assets from Operations                                $49,618,893
                                                                          ============

    The accompanying notes are an integral part of the financial statements.

                               Merrimac Cash Fund


                       Statements of Changes in Net Assets
================================================================================

                                                                                          Year ended December 31,
                                                                                   ------------------------------------
                                                                                         1999                1998
                                                                                   ----------------   -----------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                                                          $    49,734,820    $    49,643,646
     Net realized gain (loss) from Portfolio                                               (115,927)             9,756
                                                                                   -----------------   ----------------
         Net increase in net assets from operations                                      49,618,893         49,653,402
                                                                                   -----------------   ----------------

Dividends Declared from Net Investment Income
     Premium Class                                                                      (49,374,483)       (44,674,176)
     Institutional Class                                                                   (360,337)        (4,969,470)
                                                                                   -----------------   ----------------
            Total dividends declared                                                    (49,734,820)       (49,643,646)
                                                                                   -----------------   ----------------

Fund Share Transactions (Note 7)
     Proceeds from shares sold                                                        4,432,656,104      3,205,476,292
     Proceeds from dividends reinvested                                                  22,732,585          6,112,095
     Payment for shares redeemed                                                     (4,308,386,105)    (3,864,677,195)
                                                                                   -----------------   ----------------
          Net increase (decrease) in net assets derived from share transactions         147,002,584       (653,088,808)
                                                                                   -----------------   ----------------

     Net increase (decrease) in net assets                                              146,886,657       (653,079,052)

Net Assets
     Beginning of period                                                                664,903,790      1,317,982,842
                                                                                   -----------------   ----------------
     End of period                                                                  $   811,790,447    $   664,903,790
                                                                                   =================   ================




    The accompanying notes are an integral part of the financial statements.

                               Merrimac Cash Fund

                              Financial Highlights
================================================================================
Selected data for a share of beneficial interest outstanding throughout each period is presented below:

                                                                    Premium Class
                                                 ------------------------------------------------------
                                                                                       Nov. 12, 1996
                                                      Year Ended December 31,          (Commencement
                                                 ----------------------------------  of Operations) to
                                                    1999       1998       1997       December 31, 1996
                                                 ---------  ---------  ------------  ------------------
Net Asset Value, Beginning of Period             $   1.00   $   1.00   $     1.00       $   1.00
                                                 ---------  ---------  ------------     ---------

  Net investment income                             0.051      0.055        0.055          0.006


  Dividends from net investment income             (0.051)    (0.055)      (0.055)        (0.006)
                                                 ---------  ---------  ------------     ---------


Net Asset Value, End of Period                   $   1.00   $   1.00   $     1.00       $   1.00
                                                 =========  =========  ============     =========


Total Return (1)                                     5.26%      5.59%        5.64%          5.42%


Annualized Ratios to Average Net Assets/
Supplemental Data
  Net expenses                                       0.21%      0.16%        0.18%          0.15%
  Net investment income                              5.13%      5.46%        5.49%          5.42%
  Net expenses, before waiver                          NA       0.20%        0.21%          0.24%
  Net assets, end of period (000s omitted)       $808,103   $655,049   $1,119,556       $875,936


                                                                    Institutional Class
                                                 ------------------------------------------------------
                                                                                       Nov. 12, 1996
                                                     Year Ended December 31,           (Commencement
                                                 ----------------------------------   of Operations) to
                                                   1999       1998         1997       December 31, 1996
                                                 --------   --------    -----------   -----------------
Net Asset Value, Beginning of Period             $  1.00     $  1.00     $   1.00         $   1.00
                                                 --------    ---------   ----------       ---------

  Net investment income                            0.049       0.052        0.052            0.006


  Dividends from net investment income            (0.049)     (0.052)      (0.052)          (0.006)
                                                 --------    ---------   ----------       ---------


Net Asset Value, End of Period                   $  1.00     $  1.00     $   1.00         $  $1.00
                                                 ========    =========   ==========       =========


Total Return (1)                                    4.99%       5.33%        5.37%            5.17%


Annualized Ratios to Average Net Assets/
Supplemental Data
  Net expenses                                      0.46%       0.41%        0.43%            0.40%
  Net investment income                             4.88%       5.21%        5.24%            5.17%
  Net expenses, before waiver                         NA        0.45%        0.46%            0.49%
  Net assets, end of period (000s omitted)        $3,688      $9,857     $198,427         $127,410


(1) Total return is calculated assuming a purchase at the net asset value on the first day and a sale at the net asset value on the last day of each period reported. Dividends and distributions are assumed reinvested at the net asset value on the payable date. Total return is computed on an annualized basis.

    The accompanying notes are an integral part of the financial statements.

                           Merrimac Cash Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies

         The Merrimac Funds (the "Trust") is organized as a Delaware business trust and is registered under the Investment Company Act of 1940, as an open-end management investment company. The Merrimac Cash Fund (the "Fund") is a separate diversified investment portfolio or series of the Trust. The Fund consists of two classes of shares, the Premium Class and the Institutional Class.

         The Fund seeks to achieve its investment objective by investing all of its investable assets in the Merrimac Cash Portfolio (the "Portfolio"), an open-end management investment company and a series of the Merrimac Master Portfolio. The Fund has the same investment objective as the Portfolio. The Portfolio seeks to achieve a high level of current income, consistent with the preservation of capital and liquidity. The performance of the Fund is directly affected by the performance of the Portfolio. The financial statements of the Portfolio are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. At December 31, 1999 the investment by the Fund represents ownership of a proportionate interest of 75.4% of the Portfolio.

         It is the policy of the Fund to maintain a net asset value of $1.00 per share. The Fund has adopted certain investment, valuation, dividend and distribution policies which conform to general industry practice, to enable it to do so. However, there is no assurance that the Fund will be able to maintain a stable net asset value.

         The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment Security Valuations

         The Fund records its investment in the Portfolio at value. Valuation of securities by the Portfolio is discussed in Note 1 of the Portfolio's Notes to Financial Statements, which are included elsewhere in this report.

         B.  Securities Transactions and Income

         The Portfolio records securities transactions as of the trade date. Interest income, including the accretion of discount or the amortization of premium, is recognized when earned. Gains or losses on sales of securities are calculated on the identified cost basis. The Fund's net investment income consists of its pro rata share of the net investment income of the Portfolio, less all expenses of the Fund determined in accordance with GAAP.

         C.  Federal Income Taxes

         The Fund intends to qualify annually as a regulated investment company under Subchapter M of the Internal Revenue Code, and thus not be subject to income taxes. To qualify, the Fund must distribute all of its taxable income for its fiscal year and meet certain other requirements. Accordingly, no provision for federal income taxes is required.

         D.  Deferred Organization Expense

         Costs incurred by the Fund in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations.

         E.  Expense Allocation

         Expenses directly attributable to a Fund of the Trust are charged to that Fund. Expenses not directly attributable to a specific Fund are allocated, based on relative net assets, to each of the funds in the Trust.

 (2)     Dividends and Distributions to Shareholders

         Dividends on the shares of the Fund are declared each business day to shareholders of record on that day, and paid or reinvested as of the last business day of the month. Distributions of net realized gains, if any, may be declared annually. Dividends and distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

                               Merrimac Cash Fund

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(3)      Shareholder Servicing Plan

         The Trust has adopted a Shareholder Servicing Plan with respect to the Institutional Class under which certain service organizations may be compensated for providing shareholder accounting and other administrative services for their clients. The Institutional Class will pay an annual fee of up to 0.25% of the value of the assets that an organization services on behalf of its clients.

(4)      Management Fee and Affiliated Transactions

         The Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser. Allmerica Asset Management, Inc. ("AAM") serves as sub-adviser to the Portfolio. The Fund pays no direct fees for such services, but indirectly bears its pro rata share of the compensation paid by the Portfolio. See Note 2 of the Portfolio's Notes to Financial Statements which are included elsewhere in this report.

         Investors Bank or its subsidiary, IBT Fund Services (Canada), Inc. serves as administrator, custodian, fund accounting agent, and transfer agent to the Trust. For these services, Investors Bank and its subsidiary are paid a monthly fee at an annual rate of 0.01% of the average daily net assets of the Fund.

         Certain trustees and officers of the Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(5)      Investment Transactions

         The Fund's investments in and withdrawals from the Portfolio for the period from January 1, 1999 to December 31, 1999 aggregated $4,455,388,689 and $4,358,049,834 respectively.

(6)      Shares of Beneficial Interest

         The Declaration of Trust permits the Trustees to issue an unlimited number of shares of beneficial interest having a par value of $0.001 per share. Transactions in Fund shares at $1.00 per share for each class were as follows:

                                                          Premium Class               Institutional Class
                                                 ---------------------------------------------------------------
                                                    Year Ended     Year Ended       Year Ended      Year Ended
                                                   December 31,    December 31,     December 31,    December 31,
                                                       1999           1998             1999           1998
                                                 ---------------------------------------------------------------
         Proceeds from shares sold..........      4,383,441,069    2,762,456,356     49,215,035    443,019,936
         Proceeds from shares reinvested....         22,344,032        5,086,657        388,553      1,025,438
         Payment for shares redeemed........     (4,252,614,441)  (3,232,061,975)    55,771,664)   632,615,220)
                                                 -------------------------------------------------------------
         Net increase (decrease) in shares..        153,170,660     (464,518,962)    (6,168,076)   188,569,846)
                                                 =============================================================


         At December 31, 1999, Investors Bank, as agent for its clients, and affiliates of AAM were record holders of 39% and 45%, respectively, of the outstanding Premium Class shares of the Fund.

(7)      Federal Tax Information

         At December 31, 1999, the Cash Fund had $111,232 available as capital loss carryforwards, which expire in 2007.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees and
Shareholders of Merrimac Funds

We have audited the accompanying statement of assets and liabilities of the Merrimac Cash Fund (the "Fund"), a series of the Merrimac Funds (the "Trust"), as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the periods indicated therein. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fund at December 31, 1999, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its financial highlights for each of the periods indicated therein, in conformity with accounting principles accepted in the United States.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2000

                            Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                                 Yield to                          Par
Security                                                         Maturity         Maturity        Value              Value
===============================================================================================================================
Variable Rate Notes* - 36.9%
Barclays Bank PLC New York                                          5.64%         01/03/00      $10,000,000      $  9,997,879
Bear Stearns Companies, Inc.                                     5.28-5.75%       01/03/00       27,000,000        27,000,000
Bear Stearns Companies, Inc.                                        6.33%         01/10/00       15,000,000        15,000,000
CIC Group                                                           5.82%         01/03/00       35,000,000        34,996,000
Citigroup, Inc.                                                     6.11%         02/15/00        5,000,000         5,000,100
Comerica Bank                                                       5.66%         01/03/00        5,000,000         4,993,358
Comerica Bank                                                       6.53%         01/25/00       15,000,000        14,997,116
Countrywide Home Loans                                              6.22%         02/25/00       10,100,000        10,100,986
Countrywide Home Loans                                              6.62%         03/08/00       15,000,000        15,013,165
First Union Corporation                                             5.87%         01/03/00       34,000,000        34,010,190
Goldman Sachs Group                                                 5.79%         01/03/00       10,000,000        10,000,000
Goldman Sachs Group                                                 6.27%         01/13/00        8,000,000         7,999,942
GTE Corporation                                                     6.16%         03/13/00       25,000,000        24,992,754
Heller Financial, Inc.                                              5.90%         01/03/00       35,000,000        34,988,943
Jackson National Life Insurance Company Funding Agreement ***       6.21%         01/03/00       40,000,000        40,000,000
Morgan Stanley, Dean Witter & Co.                                   6.49%         03/01/00        4,000,000         4,002,298
PaineWebber Group, Inc.                                             6.64%         01/12/00       20,000,000        20,000,000
Prudential Funding                                                  6.24%         01/24/00       10,000,000         9,997,479
Sigma Finance, Inc.                                                 5.78%         01/03/00       25,000,000        25,000,000
Strategic Money Market Trust                                        6.27%         03/15/00       11,500,000        11,500,000
Textron Financial Corporation                                       5.92%         01/03/00       40,000,000        40,000,000
                                                                                                               ---------------
                                                                                                                  399,590,210
                                                                                                               ---------------
Commercial Paper - 27.2%
Aetna Services                                                      5.91%         03/06/00       25,000,000        24,733,230
Block Financial Corporation                                      6.17-6.20%       01/31/00       15,000,000        14,922,624
Block Financial Corporation                                         6.15%         02/22/00       15,000,000        14,866,750
Computer Sciences Corporation                                       6.50%         02/11/00       24,000,000        23,822,333
Fairway Finance Corporation                                         5.84%         03/09/00       20,000,000        19,779,377
Invensys PLC                                                        5.65%         02/07/00       25,000,000        24,854,826.
Lehman Brothers Holdings                                            5.58%         02/14/00       25,000,000        24,829,500
Lehman Brothers Holdings                                            5.75%         03/27/00       20,000,000        19,725,277
Mass College of Pharmacy and Allied Health Sciences                 5.85%         05/09/00        8,911,000         8,724,203
Omnicom Finance, Inc.                                               6.43%         01/21/00       30,000,000        29,892,833
Swiss Re Financial Products                                         5.80%         02/18/00       38,000,000        37,706,133
Swiss Re Financial Products                                         5.80%         03/01/00       10,302,000        10,202,414
Vodafone AirTouch Plc.                                              5.85%         02/07/00       40,000,000        39,759,500
                                                                                                               ---------------
                                                                                                                  293,819,000
                                                                                                               ---------------
Corporate Debt - 17.0%
Allergan, Inc.                                                      5.93%         04/03/00       12,500,000        12,502,181
AT&T Capital Corporation                                            5.16%         01/21/00        7,500,000         7,505,610
BankBoston Corporation                                              6.11%         08/11/00        5,310,000         5,318,232
Bear Stearns Companies, Inc.                                        5.52%         06/20/00        3,000,000         3,014,200
Chrysler Financial                                                  6.49%         01/26/01        6,800,000         6,758,190
Countrywide Credit Industries, Inc.                                 6.36%         10/23/00        6,000,000         6,002,864


    The accompanying notes are an integral part of the financial statements.

                            Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                                 Yield to                          Par
Security                                                         Maturity         Maturity        Value              Value
===============================================================================================================================
E.I. du Pont de Nemours and Company                                 6.09%         08/29/00       $5,000,000      $  5,017,102
Fleet Mortgage Group                                                5.37%         05/11/00        5,000,000         5,015,351
Ford Motor Company                                                  6.49%         01/24/01        5,000,000         4,964,831
Ford Motor Company                                                  6.42%         01/25/01        5,000,000         4,965,450
General Motors Acceptance Corporation                               6.02%         04/06/00        3,000,000         2,998,694
General Motors Acceptance Corporation                               6.16%         05/24/00        9,700,000         9,718,333
Goldman Sachs Group                                                 5.17%         02/07/00       20,000,000        20,000,000
International Lease Finance Corporation                             6.02%         02/01/00        4,000,000         4,000,059
Key Bank NA                                                         5.17%         03/24/00       10,000,000         9,999,018
Landesbank Baden-Wuerttemberg                                       6.29%         08/08/00       10,770,000        10,798,543
Lehman Brothers Holdings                                            6.60%         10/10/00        5,000,000         5,010,611
Pacific Telesis Group                                               5.79%         05/01/00        4,169,000         4,153,362
PaineWebber Group, Inc.                                             5.58%         03/01/00       15,730,000        15,764,729
PaineWebber Group, Inc.                                             6.03%         05/30/00        3,000,000         3,000,653
PaineWebber Group, Inc.                                             6.50%         08/09/00        5,050,000         5,073,958
Prudential Funding                                                  5.27%         04/20/00       10,000,000        10,019,266
Sears, Roebuck & Co.                                                5.75%         07/17/00        5,000,000         5,013,149
Sigma Finance, Inc.                                                 5.24%         03/01/00       10,000,000        10,000,000
Volkswagen AG                                                       5.77%         07/13/00        7,000,000         6,996,310
                                                                                                               ---------------
                                                                                                                  183,610,696
                                                                                                               ---------------
Certificates of Deposit - 13.1%
Abbey National Treasury Services Plc.**                             5.80%         01/31/00       25,000,000        25,009,435
Bank of Austria**                                                   5.75%         02/14/00       10,000,000        10,001,688
Commerzbank AG                                                      5.19%         02/25/00       10,000,000         9,999,566
Deutsche Bank NY**                                                  5.74%         03/10/00       10,000,000        10,000,826
European American Bank                                              5.31%         05/12/00       10,000,000         9,998,957
Merita Bank PLC                                                     5.20%         02/07/00       20,000,000        20,000,000
National Bank of Canada NY                                          6.17%         11/22/00       22,000,000        21,986,878
Wilmington Trust Company                                            6.08%         10/02/00       35,000,000        34,979,841
                                                                                                               ---------------
                                                                                                                  141,977,191
                                                                                                               ---------------
Variable Rate Municipal Obligations* - 2.6%
Illinois Student Assistance Commission                              6.50%         01/05/00       20,000,000        20,000,000
Memphis Center City Revenue Financing                               7.75%         01/06/00        8,000,000         8,000,000
                                                                                                               ---------------
                                                                                                                   28,000,000
                                                                                                               ---------------
Municipal Obligations - 2.2%
Los Angeles County Metropolitan Transportation Authority            6.33%         02/09/00        9,500,000         9,498,995
Richmond County Development Authority, Georgia                      5.65%         06/01/00       14,000,000        13,990,356
                                                                                                               ---------------
                                                                                                                   23,489,351
                                                                                                               ---------------

Asset Backed Securities - 1.1%
Case Equipment Loan Trust 99-B A1                                   5.67%         09/15/00        3,146,814         3,146,814
Copelco Capital Funding Corporation                                 5.94%         10/18/00        7,477,919         7,477,920
Fidelity Equipment Lease Trust                                      5.16%         05/16/00        1,514,163         1,514,163
                                                                                                               ---------------
                                                                                                                   12,138,897
                                                                                                               ---------------

    The accompanying notes are an integral part of the financial statements.

                            Merrimac Cash Portfolio

                   Schedule of Investments - December 31, 1999
================================================================================

                                                                 Yield to                          Par
Security                                                         Maturity         Maturity        Value              Value
===============================================================================================================================
Time Deposits - 4.5%
State Street Bank & Trust Company                                4.50%            01/03/00      $49,000,000    $   49,000,000
                                                                                                               ---------------

TOTAL INVESTMENTS,  at amortized cost - 104.6%                                                                  1,131,625,345

Other Assets and Liabilities (net) -  (4.6%)                                                                      (50,132,036)
                                                                                                               ---------------

TOTAL NET ASSETS - 100.0%                                                                                      $1,081,493,309
                                                                                                               ===============



Notes to the Schedule of Investments:

* Variable rate securities - maturity dates on these securities reflect the next interest rate reset date or, when applicable, the final maturity date. Yield to maturity for these securities is determined on the date of the most recent interest rate change.

**   Forward commitment

***  Illiquid security


    The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                       Statement of Assets and Liabilities
                                December 31, 1999
================================================================================

Assets
     Investments, at value (Note 1)                             $1,131,625,345
     Cash                                                              592,956
     Interest receivable                                             9,575,199
     Deferred organization expense (Note 1)                             22,902
     Prepaid assets                                                     27,545
                                                                ---------------
            Total assets                                         1,141,843,947
                                                                ---------------

Liabilities
     Management fee payable (Note 2)                                   153,957
     Payable for securities purchased                               60,132,146
     Other accrued expenses                                             64,535
                                                                ---------------
         Total liabilities                                          60,350,638
                                                                ---------------

Net Assets Applicable to Investors' Beneficial Interests        $1,081,493,309
                                                                ===============

   The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                             Statement of Operations
                      For the Year Ended December 31, 1999
================================================================================

Income
     Interest                                               $66,351,698
                                                            ------------

Expenses
     Management fee (Note 2)                                  2,117,982
     Trustee fees and expenses                                   42,801
     Insurance                                                   32,101
     Audit and tax return preparation fees                       34,046
     Transaction fees                                            14,591
     Amortization of organization expense (Note 1)               12,150
     Legal                                                       69,066
     Miscellaneous                                               74,902
                                                            ------------

         Total expenses                                       2,397,639
                                                            ------------

Net Investment Income                                        63,954,059

Net Realized Loss on Investments                               (144,611)
                                                            ------------

Net Increase in Net Assets from Operations                  $63,809,448
                                                            ============



   The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio


                       Statements of Changes in Net Assets
================================================================================

                                                                            Year Ended December 31,
                                                                      -------------------------------------
                                                                          1999                  1998
                                                                      ----------------    -----------------
Increase (Decrease) in Net Assets
Operations
     Net investment income                                            $    63,954,059     $     56,678,458
     Net realized gain (loss) on investments                                 (144,611)              13,660
                                                                      ----------------    ----------------
          Net increase in net assets from operations                       63,809,448           56,692,118
                                                                      ----------------    ----------------

Transactions in Investors' Beneficial Interest
     Contributions                                                      6,036,333,627        3,737,889,197
     Withdrawals                                                       (5,811,849,613)      (4,386,229,061)
                                                                      ----------------    ----------------
          Net increase (decrease) from investors' transactions            224,484,014         (648,339,864)
                                                                      ----------------    ----------------

Net Increase (Decrease) in Net Assets                                     288,293,462         (591,647,746)


Net Assets
     Beginning of period                                                  793,199,847        1,384,847,593
                                                                      ----------------    ----------------
     End of period                                                    $ 1,081,493,309     $    793,199,847
                                                                      ================    ================




   The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio


                               Supplementary Data
================================================================================

                                                                                                        For the Period
                                                                                                       November 12, 1996
                                                                      Year Ended December 31,            (Commencement
                                                        ---------------------------------------------   of Operations) to
                                                            1999            1998           1997         December 31, 1996
                                                        --------------   -----------    -------------   -----------------
Annualized Ratios to Average Net Assets/
  Supplemental Data
     Net expenses                                               0.19%         0.15%            0.16%             0.12%
     Net investment income                                      5.14%         5.47%            5.51%             5.45%
     Net expenses, before waiver                                  NA          0.19%            0.19%             0.21%
     Net assets, end of period (000s omitted)             $1,081,493      $793,200       $1,384,848        $1,006,310


   The accompanying notes are an integral part of the financial statements.

                             Merrimac Cash Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(1)      Significant Accounting Policies

         The Merrimac Master Portfolio (the "Portfolio Trust") is organized as a common law trust under the laws of the State of New York and is registered under the Investment Company Act of 1940, ("1940 Act"), as an open-end management investment company with its principal offices in the Cayman Islands. The Merrimac Cash Portfolio (the "Cash Portfolio"), the Merrimac Treasury Portfolio (the "Treasury Portfolio"), the Merrimac Treasury Plus Portfolio (the "Treasury Plus Portfolio") and the Merrimac U.S. Government Portfolio (the "Government Portfolio" and collectively, the "Portfolios") are separate diversified investment series of the Portfolio Trust. Only the Cash Portfolio is included in this report.

         The following is a summary of significant accounting policies followed by the Portfolio Trust in the preparation of its financial statements. The preparation of financial statements in accordance with generally accepted accounting principles ("GAAP") requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

         A.  Investment Security Valuations

         Portfolio securities are valued using the amortized cost method, which involves initially valuing an investment at its cost and thereafter assuming a constant amortization to maturity of any premium or discount. This method results in a value approximating market value. The Cash Portfolio's use of amortized cost is subject to compliance with certain conditions specified under Rule 2a-7 of the 1940 Act.

         B.  Securities Transactions and Income

         Interest income consists of interest accrued and discount earned (including both the original issue and market discount) less premium amortized on the investments of the Cash Portfolio, accrued ratably to the date of maturity. Purchases, maturities and sales of money market instruments are accounted for on the date of transaction. Expenses of the portfolio are accrued daily. All investment income, expenses, and realized capital gains and losses of the Cash Portfolio are allocated pro rata to its investors.

         C.  Federal Income Taxes

         The Cash Portfolio is considered a partnership under the U.S. Internal Revenue Code. Accordingly, no provision for federal income taxes is necessary. The Cash Portfolio also intends to conduct its operations such that each investor will be able to qualify as a regulated investment company.

         D.  Forward Commitments

         The Cash Portfolio may enter into contracts to purchase securities for a fixed price at a specified future date beyond customary settlement time ("forward commitments"). If the Cash Portfolio does so, it will maintain cash or other liquid obligations having a value in an amount at all times sufficient to meet the purchase price. Forward commitments involve risk of loss if the value of the security to be purchased declines prior to the settlement date. Although the Cash Portfolio generally will enter into forward commitments with the intention of acquiring the securities for their portfolio, it may dispose of a commitment prior to settlement if their Sub-Adviser deems it appropriate to do so.

         E.  Repurchase Agreements

         It is the policy of the Cash Portfolio to require the custodian bank to take possession of all securities held as collateral in support of repurchase agreement investments. Additionally, procedures have been established to monitor, daily, the market value of the repurchase agreement's underlying investments to ensure the existence of a proper level of collateral.

         F.  Deferred Organization Expense

         Costs incurred by the Cash Portfolio in connection with its organization and initial registration are being amortized on a straight-line basis over a five year period beginning at the commencement of operations.

                             Merrimac Cash Portfolio

                          Notes to Financial Statements
--------------------------------------------------------------------------------

(2)      Management Fee and Affiliated Transactions

         The Cash Portfolio retains Investors Bank & Trust Company ("Investors Bank") as investment adviser to continuously review and monitor its investment program. Investors Bank also serves as custodian for the Portfolio Trust. Investors Fund Services (Ireland) Limited, a subsidiary of Investors Bank, serves as administrator. IBT Fund Services (Canada) Inc., a subsidiary of Investors Bank, serves as fund accounting and transfer agent. For these services, Investors Bank and its subsidiaries are paid a monthly fee at an annual rate of 0.17% of the average daily net assets of the Cash Portfolio.

         Allmerica Asset Management, Inc. ("AAM") serves as the Cash Portfolio's sub-adviser. For its services, AAM receives an annual fee, computed and paid monthly by Investors Bank, based on the average net assets of the Portfolio according to the following schedule: 0.09% on the first $500,000,000 in assets; 0.07% on the next $500,000,000 in assets; and
         0.06% on assets exceeding $1,000,000,000 of the Cash Portfolio. The Cash Portfolio does not pay a fee directly to its sub-adviser for such services.

         Certain trustees and officers of the Portfolio Trust are directors or officers of Investors Bank. The Fund does not pay compensation to its trustees or officers who are affiliated with the investment adviser.

(3)      Investment Transactions

         Purchases and combined maturities and sales of money market instruments aggregated $22,165,036,104 and $21,835,139,771 respectively for the Cash Portfolio for the year ended December 31, 1999.

(4)      Line of Credit

         The Portfolios participate in a $100 million line of credit agreement with a group of banks. Borrowings will be made solely to facilitate the handling of unusual and/or unanticipated short-term cash requirements. Interest is charged to each portfolio based on its borrowings at an amount above the Federal Funds rate. In addition, a fee computed at an annual rate of 0.08% on the daily unused portion of the line of credit is allocated among the Portfolios. There were no borrowings during the year ended December 31, 1999.

Report of Ernst & Young LLP, Independent Auditors

To the Board of Trustees
Merrimac Master Portfolio and Owners of Beneficial Interest of
Merrimac Cash Portfolio

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of the Merrimac Cash Portfolio (the "Portfolio"), one of the series comprising the Merrimac Master Portfolio (the "Trust"), as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, and the supplementary data for each of the periods indicated therein. These financial statements and supplementary data are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and supplementary data based on our audits.

We conducted our audits in accordance with auditing standards generally accepted in the United States. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and supplementary data are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and supplementary data. Our procedures included confirmation of securities owned as of December 31, 1999, by correspondence with the custodian and brokers, or other appropriate auditing procedures where replies from brokers were not received. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and supplementary data referred to above present fairly, in all material respects, the financial position of the Portfolio at December 31, 1999, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and its supplementary data for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States.


                                                           /s/ Ernst & Young LLP

Boston, Massachusetts
February 11, 2000